                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              TWO PORTLAND SQUARE
                              PORTLAND, ME 04101
                                 207-879-1900

                 SIMON D. COLLIER, PRINCIPAL EXECUTIVE OFFICER
                              TWO PORTLAND SQUARE
                              PORTLAND, ME 04101
                                 207-553-7110

                       Date of fiscal year end: April 30

         Date of reporting period: November 1, 2007 - January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

DOVER LONG/SHORT SECTOR FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (Unaudited)

SHARES SECURITY DESCRIPTION                                            VALUE
------ -----------------------------------------------------------  -----------
LONG POSITIONS - 97.4%
   COMMON STOCK - 47.8%
     CONSUMER STAPLES - 14.3%
17,300 Altria Group, Inc.                                           $ 1,311,686
13,900 Coca-Cola Co.                                                    822,463
 2,900 Colgate-Palmolive Co.                                            223,300
 2,400 Kimberly-Clark Corp.                                             157,560
 9,700 PepsiCo, Inc.                                                    661,443
17,400 Procter & Gamble Co.                                           1,147,530
 2,400 Reynolds American, Inc.                                          151,992
 1,200 UST, Inc.                                                         62,352
                                                                    -----------
                                                                      4,538,326
                                                                    -----------
     ENERGY - 2.9%
 3,600 Evergreen Solar, Inc. (a)                                         43,884
 2,800 First Solar, Inc. (a)                                            508,956
 3,000 Sunpower Corp., Class A (a)                                      207,270
 4,800 Vestas Wind Systems A/S, ADR (a)                                 153,240
                                                                    -----------
                                                                        913,350
                                                                    -----------
     INDUSTRIALS - 9.7%
 2,600 AGCO Corp. (a)                                                   156,572
 6,600 CNH Global NV                                                    326,436
12,300 Deere & Co.                                                    1,079,448
 4,600 General Dynamics Corp.                                           388,516
 4,700 Lockheed Martin Corp.                                            507,224
 3,900 Northrop Grumman Corp.                                           309,504
 5,000 Raytheon Co.                                                     325,700
                                                                    -----------
                                                                      3,093,400
                                                                    -----------
     INFORMATION TECHNOLOGY - 6.5%
 8,200 MEMC Electronic Materials, Inc. (a)                              585,972
34,400 Microsoft Corp.                                                1,121,440
18,300 Oracle Corp. (a)                                                 376,065
                                                                    -----------
                                                                      2,083,477
                                                                    -----------
     MATERIALS - 9.5%
 2,100 Agrium, Inc.                                                     135,282
18,300 Barrick Gold Corp.                                               942,267
 7,300 Monsanto Co.                                                     820,812
 9,700 Newmont Mining Corp.                                             527,098
 4,200 Potash Corp. of Saskatchewan, Inc.                               591,696
                                                                    -----------
                                                                      3,017,155
                                                                    -----------
     UTILITIES - 4.9%
 1,700 Constellation Energy Group, Inc.                                 159,732
 5,531 Dominion Resources, Inc.                                         237,833
 1,800 Entergy Corp.                                                    194,724
 6,300 Exelon Corp.                                                     479,997
 3,900 FPL Group, Inc.                                                  251,472
 2,400 Public Service Enterprise Group, Inc.                            230,400
                                                                    -----------
                                                                      1,554,158
                                                                    -----------
Total Common Stock (Cost $15,167,454)                                15,199,866
                                                                    -----------

PRINCIPAL
---------
SHORT-TERM INVESTMENT - 49.6%
   MONEY MARKET DEPOSIT ACCOUNT - 49.6%
   $ 15,776,913 Citibank Money Market Deposit Account, 3.04% (Cost $15,776,913)    15,776,913
                                                                                 ------------
TOTAL LONG POSITIONS (COST $30,944,367)* 97.4%                                   $ 30,976,779
TOTAL SHORT POSITIONS (COST ($14,942,144)) - (48.4%)                              (15,403,281)
Other Assets & Liabilities, Net - 51.0%                                            16,240,441
                                                                                 ------------
NET ASSETS - 100.0%                                                              $ 31,813,939
                                                                                 ============

--------
(a)Non-income producing security

ADR American Depositary Receipt

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                      $   661,324
Gross Unrealized Depreciation                                       (1,090,049)
                                                                   -----------
Net Unrealized Appreciation (Depreciation)                         $  (428,725)
                                                                   ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

DOVER LONG/SHORT SECTOR FUND
SCHEDULE OF SECURITIES SOLD SHORT
JANUARY 31, 2008 (Unaudited)

SHARES   SECURITY DESCRIPTION                                   VALUE
------   -------------------------------------------------  ------------
SECURITIES SOLD SHORT - (48.4%)
   COMMON STOCK - (45.2%)
       CONSUMER DISCRETIONARY - (9.7%)
 (9,100) Amazon.Com, Inc. (a)                               $   (707,070)
(14,200) Best Buy Co., Inc.                                     (693,102)
 (7,700) Centex Corp.                                           (213,906)
(20,000) DR Horton, Inc.                                        (345,000)
 (6,300) Exepedia, Inc. (a)                                     (145,026)
 (5,400) GameStop Corp., Class A (a)                            (279,342)
 (5,700) KB Home                                                (156,750)
(10,000) Lennar Corp., Class A                                  (206,000)
(16,200) Pulte Homes, Inc.                                      (264,708)
 (4,400) RadioShack Corp.                                        (76,340)
                                                            ------------
                                                              (3,087,244)
                                                            ------------
       ENERGY - (6.3%)
 (1,700) Baker Hughes, Inc.                                     (110,381)
 (4,600) Halliburton Co.                                        (152,582)
 (1,900) National Oilwell Varco, Inc. (a)                       (114,437)
 (6,200) Schlumberger, Ltd.                                     (467,852)
 (2,700) Sunoco, Inc.                                           (167,940)
 (3,200) Tesoro Corp.                                           (124,960)
(12,700) Valero Energy Corp.                                    (751,713)
 (1,800) Weatherford International, Ltd. (a)                    (111,258)
                                                            ------------
                                                              (2,001,123)
                                                            ------------
       FINANCIALS - (9.6%)
   (600) Bear Stearns Cos., Inc.                                 (54,180)
 (1,400) BlackRock, Inc.                                        (309,540)
 (2,400) Developers Diversified Realty Corp.                     (98,760)
 (1,500) Eaton Vance Corp.                                       (55,905)
 (3,000) Franklin Resources, Inc.                               (312,690)
 (4,800) General Growth Properties, Inc.                        (175,296)
 (1,900) Goldman Sachs Group, Inc.                              (381,463)
 (2,100) Janus Capital Group, Inc.                               (56,721)
 (4,900) Kimco Realty Corp.                                     (175,469)
 (1,700) Legg Mason, Inc.                                       (122,400)
 (2,300) Lehman Brothers Holdings, Inc.                         (147,591)
 (1,400) Macerich Co.                                            (95,718)
 (3,800) Merrill Lynch & Co., Inc.                              (214,320)
 (4,700) Morgan Stanley                                         (232,321)
 (1,400) Regency Centers Corp.                                   (86,002)
 (4,400) Simon Property Group, Inc.                             (384,252)
 (3,300) T Rowe Price Group, Inc.                               (166,947)
                                                            ------------
                                                              (3,069,575)
                                                            ------------
       INDUSTRIAL - (6.8%)
 (1,400) CH Robinson Worldwide, Inc.                             (77,756)
 (3,900) Con-way, Inc.                                          (189,891)
 (1,800) Expeditors International Washington, Inc.               (85,122)
 (2,600) FedEx Corp.                                            (243,048)
 (8,300) Heartland Express, Inc.                                (134,875)
(10,900) JB Hunt Transport Services, Inc.                       (338,990)
 (4,600) Landstar System, Inc.                                  (230,138)
 (8,800) United Parcel Service, Inc., Class B                   (643,808)
 (6,000) Werner Enterprises, Inc.                               (122,220)
 (4,800) YRC Worldwide, Inc. (a)                                 (87,888)
                                                            ------------
                                                              (2,153,736)
                                                            ------------
       INFORMATION TECHNOLOGY - (6.4%)
 (2,100) Apple, Inc. (a)                                        (284,256)
(17,700) Cisco Systems, Inc. (a)                                (433,650)
 (4,600) Corning, Inc.                                          (110,722)
 (5,400) Dell, Inc. (a)                                         (108,216)
 (6,100) Hewlett-Packard Co.                                    (266,875)
 (3,300) International Business Machines Corp.                  (354,222)
 (1,500) Juniper Networks, Inc. (a)                              (40,725)
 (6,700) Motorola, Inc.                                          (77,251)
 (4,700) Qualcomm, Inc.                                         (199,374)
 (1,600) Research In Motion, Ltd. (a)                           (150,208)
                                                            ------------
                                                              (2,025,499)
                                                            ------------
       MATERIALS - (6.4%)
 (2,800) Allegheny Technologies, Inc.                           (197,120)
(11,000) Dow Chemical Co.                                       (425,260)
(10,500) EI Du Pont de Nemours & Co.                            (474,390)
 (8,300) Nucor Corp.                                            (479,740)
 (1,900) PPG Industries, Inc.                                   (125,571)
 (3,300) United States Steel Corp.                              (336,963)
                                                            ------------
                                                              (2,039,044)
                                                            ------------
   Total Common Stock (Cost ($13,865,557)) - (45.2%)         (14,376,221)
                                                            ------------
   MUTUAL FUNDS - (3.2%)
(35,600) Semiconductor HOLDRs Trust                           (1,027,060)
                                                            ------------
   Total Mutual Funds (Cost ($1,076,587)) - (3.2%)            (1,027,060)
                                                            ------------
Total Short Positions (Cost ($14,942,144)) - (48.4%)        $(15,403,281)
                                                            ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

LIBERTY STREET HORIZON FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (Unaudited)

SHARES  SECURITY DESCRIPTION                                 VALUE
------  -------------------------------------------------  ----------
COMMON STOCK - 92.1%
BANKS - 7.9%
    900 Bank of Japan (a)                                  $1,134,152
 28,325 Bank of New York Co., Inc.                          1,320,795
 11,014 ICICI Bank, Ltd., ADR                                 669,211
                                                           ----------
                                                            3,124,158
                                                           ----------
COMMUNICATIONS - 2.0%
 15,100 RH Donnelley Corp. (a)                                454,057
  2,411 Xinhua Finance Ltd. (a)                               338,259
                                                           ----------
                                                              792,316
                                                           ----------
CONSUMER DISCRETIONARY - 1.9%
  6,903 Sears Holdings Corp. (a)                              762,712
                                                           ----------
CONSUMER STAPLES - 3.1%
  9,772 Las Vegas Sands Corp. (a)                             856,711
 16,491 Quanta Services, Inc. (a)                             361,483
                                                           ----------
                                                            1,218,194
                                                           ----------
DIVERSIFIED FINANCIAL OPERATIONS - 6.2%
 16,849 Icahn Enterprises, LP                               1,924,156
 11,791 Leucadia National Corp.                               520,808
                                                           ----------
                                                            2,444,964
                                                           ----------
ENERGY - 12.2%
 15,512 EnCana Corp.                                        1,027,050
 25,216 Gazprom, ADR                                        1,234,323
 23,396 Imperial Oil, Ltd.                                  1,143,830
 42,900 Penn West Energy Trust                              1,154,010
 54,098 UTS Energy Corp. (a)                                  286,640
                                                           ----------
                                                            4,845,853
                                                           ----------
FINANCE - INVESTMENT BANKER/BROKER - 2.9%
  6,324 Bear Stearns Cos., Inc.                               571,057
  6,202 Lehman Brothers Holdings, Inc.                        397,982
  3,309 Morgan Stanley                                        163,564
                                                           ----------
                                                            1,132,603
                                                           ----------
FINANCE - MORTGAGE LOAN/BANKER - 3.4%
 40,149 Fannie Mae                                          1,359,445
                                                           ----------
FINANCE - OTHER SERVICES - 20.4%
  1,493 CME Group, Inc.                                       924,018
 34,000 Hong Kong Exchanges & Clearing, Ltd.                  722,500
  5,327 IntercontinentalExchange, Inc. (a)                    745,567
 42,920 London Stock Exchange Group, PLC                    1,443,241
 35,137 Nasdaq Stock Market, Inc. (a)                       1,625,789
 18,384 NYSE Euronext                                       1,445,902
     83 Osaka Securities Exchange Co., Ltd.                   448,775
106,000 Singapore Exchange, Ltd.                              718,137
                                                           ----------
                                                            8,073,929
                                                           ----------
INDUSTRIALS - 1.5%
414,000 Beijing Capital International Airport Co., Ltd.,
        Class H                                               571,320
                                                           ----------
INSURANCE - 3.2%
    150 Berkshire Hathaway, Inc., Class B (a)                 682,500
 16,413 Power Corp. of Canada                                 581,946
                                                           ----------
                                                            1,264,446
                                                           ----------

INVESTMENT MANAGEMENT/ADVISER - 4.3%
    31,630 Blackstone Group, LP                                   580,411
    15,786 Legg Mason, Inc.                                     1,136,592
                                                              -----------
                                                                1,717,003
                                                              -----------
MATERIALS - 0.1%
     1,574 Brookfield Infrastructure                               33,062
                                                              -----------
REAL ESTATE - 6.4%
    47,360 Brookfield Asset Management Inc., Class A            1,528,307
   241,700 Link REIT                                              608,167
    10,450 St Joe Co.                                             405,669
                                                              -----------
                                                                2,542,143
                                                              -----------
UTILITIES - 16.6%
    21,779 Allegheny Energy, Inc.                               1,193,271
   164,281 Dynegy, Inc., Class A (a)                            1,153,253
     8,773 Huaneng Power International, Inc., ADR                 289,509
    14,000 Mirant Group (a)                                       515,760
    30,372 NRG Energy, Inc. (a)                                 1,172,056
    45,992 Reliant Energy, Inc. (a)                               978,250
    85,358 Sierra Pacific Resources                             1,277,809
                                                              -----------
                                                                6,579,908
                                                              -----------
TOTAL COMMON STOCK (COST $39,971,421)                          36,462,056
                                                              -----------

PRINCIPAL
---------
SHORT-TERM INVESTMENT - 11.3%
MONEY MARKET DEPOSIT ACCOUNT - 11.3%
$4,494,929 Citibank Money Market Deposit Account, 3.04%
           (Cost $4,494,929)                                    4,494,929
                                                              -----------
TOTAL INVESTMENTS - 103.4% (COST $44,466,350)*                $40,956,985
Other Assets & Liabilities, Net - (3.4)%                       (1,358,643)
                                                              -----------
NET ASSETS - 100.0%                                           $39,598,342
                                                              ===========
--------
(a)        Non-income producing security

ADR        American Depositary Receipt

REIT       Real Estate Investment Trust

*          Cost for Federal income tax purposes is
           substantially the same as for financial statement purposes and net unrealized appreciation
           (depreciation) consists of:

           Gross Unrealized Appreciation                      $   344,166
           Gross Unrealized Depreciation                       (3,853,531)
                                                              -----------
           Net Unrealized Appreciation (Depreciation)         $(3,509,365)
                                                              ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's Principal Executive and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. CERTIFICATIONS AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT ARE ATTACHED HERETO.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By: /s/ Simon D. Collier
    ---------------------------------------------
    Simon D. Collier, Principal Executive Officer

Date: March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Simon D. Collier
    ---------------------------------------------
    Simon D. Collier, Principal Executive Officer

Date: March 27, 2008


By: /s/ Trudance L.C. Bakke
    ------------------------------------------------
    Trudance L.C. Bakke, Principal Financial Officer

Date: March 27, 2008